State Street Moderately Aggressive ETF Portfolio Expense Example - State Street Moderately Aggressive ETF Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847